Intangible assets (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	$ 6,633,957	$ 2,192,024	[1]	$ 659,390
Intangible assets other than goodwill	1,756,300	100,864,817	[1]
License fee payable (Note 9)	501,800		[1]
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(635,721)
Intangible assets other than goodwill	20,717,342	122,006,554		20,918,359
Additions	2,383,550
Acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	6,633,940	841,754
Intangible assets other than goodwill	0	100,864,817
Acquired intangible assets | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0	0		0
Additions	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0	0
Trademarks | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,013,981	4,296,192		4,428,338
Additions	0
Trademarks | AGGRASTAT
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets recognized in cost of goods sold		1,347,022		655,603
Amortization of intangible assets recognized in research and development expenses		3,268		3,787
Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0	9,691,300
Patents | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	14,238,712	$ 25,012,530		$ 15,708,549
Additions	$ 0

[1]	Restated